Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended
		Jul. 06, 2023	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026
C000243281
Account Value [Line Items]
Line Graph and Table Measure Name				MUSQ Global Music Industry Index ETF
Accumulated Value		$ 10,000	$ 9,993		$ 10,471	$ 10,554
VettaFi Full World Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			VettaFi Full World Index (USD) (TR)
Accumulated Value		10,000	11,403		12,821	16,867
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3]			MSCI ACWI Index (USD) (NR)
Accumulated Value		10,000	11,367		12,713	16,654
MUSQ Global Music Industry Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			MUSQ Global Music Industry Index (USD) (TR)
Accumulated Value		$ 10,000	$ 10,054		$ 10,604	$ 10,792

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	ACWI – All Country World Index
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).